Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension, Healthcare and Other Plans (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 16, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning benefit obligation
Plan amendments	$ 527	$ 100
Change in the fair value of plan assets:
Beginning plan assets		1,952
Ending plan assets		1,969	$ 1,952
Pension Plans
Beginning benefit obligation
Beginning benefit obligation		2,659	2,938
Service cost		22	22	$ 23
Interest cost		22	44	74
Plan participants’ contributions		3	3
Actuarial loss (gain)		(94)	215
Gross benefits paid		(100)	(139)
Plan amendments		0	2
Currency translation adjustments and other		(70)	(426)
Ending benefit obligation		2,442	2,659	2,938
Change in the fair value of plan assets:
Beginning plan assets		1,807	2,096
Actual return on plan assets		85	231
Employer contributions		52	70
Plan participants’ contributions		3	3
Gross benefits paid		(75)	(114)
Currency translation adjustments and other		(32)	(479)
Ending plan assets		1,840	1,807	2,096
Funded status		(602)	(852)
Healthcare
Beginning benefit obligation
Beginning benefit obligation		418	412
Service cost		4	4	5
Interest cost		6	10	14
Plan participants’ contributions		6	5
Actuarial loss (gain)		(20)	21
Gross benefits paid		(36)	(37)
Plan amendments		(100)	1
Currency translation adjustments and other		11	2
Ending benefit obligation		289	418	412
Change in the fair value of plan assets:
Beginning plan assets		145	152
Actual return on plan assets		9	17
Employer contributions		0	0
Plan participants’ contributions		0	0
Gross benefits paid		(9)	(9)
Currency translation adjustments and other		(15)	(15)
Ending plan assets		130	145	152
Funded status		(159)	(273)
Other
Beginning benefit obligation
Beginning benefit obligation		455	431
Service cost		18	16	13
Interest cost		1	1	3
Plan participants’ contributions		0	0
Actuarial loss (gain)		11	0
Gross benefits paid		(33)	(31)
Plan amendments		0	0
Currency translation adjustments and other		(36)	38
Ending benefit obligation		416	455	431
Change in the fair value of plan assets:
Beginning plan assets		0	0
Actual return on plan assets		0	0
Employer contributions		0	0
Plan participants’ contributions		0	0
Gross benefits paid		0	0
Currency translation adjustments and other		0	0
Ending plan assets		0	0	$ 0
Funded status		$ (416)	$ (455)